Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
- Net interest income	€ 13,552	€ 13,811	€ 13,960
- Net fee and commission income	3,011	2,868	2,798
Total income	17,227	17,125	18,324
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,399	5,653	6,986
Taxation	1,070	1,652	2,116
Non-controlling interests	78	99	108
Net result	2,250	3,903	4,761
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	410	1,181	(148)
Taxation	176	303	(90)
Net result	234	878	(58)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	17,637	18,306	18,176
- Operating expenses	13,828	11,472	11,338
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Net result	2,485	4,781	4,703
ING Group [member]
Disclosure of operating segments [line items]
Net result	2,250	3,903	4,761
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(234)	(878)	58
ING Group [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	13,604	14,079	13,916
- Net fee and commission income	3,011	2,868	2,798
- Total investment and other income	1,022	1,360	1,462
Total income	17,637	18,306	18,176
- Operating expenses	11,153	10,353	10,682
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,809	6,834	6,838
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Net result	2,485	4,781	4,703
ING Group [member] | ING Bank N.V. [member]
Disclosure of operating segments [line items]
Net result	2,180	3,966	4,665
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(234)	(878)	58
ING Group [member] | ING Bank N.V. [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	13,600	14,074	13,949
- Net fee and commission income	3,011	2,868	2,803
- Total investment and other income	1,034	1,352	1,350
Total income	17,645	18,295	18,102
- Operating expenses	11,160	10,343	10,695
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,835	11,463	11,351
Result before taxation	3,810	6,831	6,751
Taxation	1,317	1,889	2,036
Non-controlling interests	78	99	108
Net result	2,415	4,843	4,607
ING Group [member] | Other banking [member]
Disclosure of operating segments [line items]
Net result	70	(63)	96
ING Group [member] | Other banking [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	3	4	(34)
- Net fee and commission income	0	0	(5)
- Total investment and other income	(12)	8	112
Total income	(9)	12	74
- Operating expenses	(8)	9	(13)
- Additions to loan loss provision	0	0	0
Total expenses	(8)	9	(13)
Result before taxation	(1)	3	87
Taxation	(71)	66	(9)
Non-controlling interests		0
Net result	€ 70	€ (63)	€ 96